Offerings	Feb. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, reserved for issuance pursuant to the 2019 Omnibus Incentive Plan
Amount Registered | shares	6,384,566
Proposed Maximum Offering Price per Unit	18.21
Maximum Aggregate Offering Price	$ 116,262,946.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,055.91
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.
Reflects an annual increase on January 1, 2026 to the number of shares of the Registrant’s Class A common stock reserved for issuance under the 10x Genomics, Inc. 2019 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which annual increase is provided for in the Omnibus Incentive Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of $18.21 per share, which represents the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 12, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, reserved for issuance pursuant to the 2019 Employee Stock Purchase Plan
Amount Registered | shares	1,276,913
Proposed Maximum Offering Price per Unit	15.48
Maximum Aggregate Offering Price	$ 19,766,613.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,729.77
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.
Reflects an annual increase on January 1, 2026 to the number of shares of the Registrant’s Class A common stock reserved for issuance under the 10x Genomics, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”), which annual increase is provided for in the ESPP.
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, and based on 85% of $18.21 per share, which represents the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 12, 2026. Pursuant to the ESPP, the purchase price of a share of the Registrant’s Class A common stock reserved for issuance thereunder will be 85% of the fair market value of a share of the Registrant’s Class A common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the ESPP), whichever is lower.